Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

Recent Development

The Company announced that as of June 30, 2023, it no longer qualified as a Foreign Private Issuer, as defined in Rule 405 of Regulation C under the Securities Act of 1933 and Rule 3b-4 under the Securities Exchange Act of 1934. The Company will take all necessary actions to comply with the requirements for a domestic issuer under the federal securities laws, as of January 1, 2024.

On July 21, 2023, the Company appointed Mr. Yidong Hu as the Chief Strategy Officer of the Company.

On August 25, 2023, Mr. Edwards Jinqiu Tang resigned as the Co-Chief Financial Officer of the Company. Mr. Tang’s resignation did not result from any disagreement with the Company or its management.

Divestiture

On July 28, 2023, the Group entered into agreements to sell its CDA Business (details refer to Note 5).

Acquisition

On July 17, 2023, the Group entered into a definitive share purchase agreement with Immensus LLC, Zero2First Capital Limited, Future Capital Tech Pte. Ltd (Singapore), River Hill China Capital Ltd (collectively, the “Sellers”) and Roxe Holding Inc. (“Roxe”) under which Fresh2 Technology purchased 51% of the common share of Roxe (the “Roxe Shares”). As consideration for the purchase of the Roxe Shares, the Company issued an aggregate of 110,476,291 Class A Ordinary Shares of the Company to the Sellers, based on Roxe’s valuation of US$60,000 and the average trading price of the Company’s ADSs for the prior 90 trading days (each ADS represents 20 Class A Ordinary Shares). The closing took place simultaneously with the execution of the Share Purchase Agreement. Unaudited Pro-forma condensed combined financial information in connection with the above acquisition was included in the Company’s filling in a Form 6-K with the SEC on August 21, 2023. On July 27, 2023, Roxe entered into a share purchase agreement with SpeedIn INC (“SpeedIn”), a delivery service provider, and its shareholders, under which Roxe agreed to purchase 100% of the shares of SpeedIn from the Sellers with a nominal price. The closing took place simultaneously with the execution of the share purchase agreement. Due to badly performance, the Board have approved the disposition of SpeedIn to a company controlled by Mr. Haohan Xu on October 9, 2023.

On July 28, 2023, the Company, through its subsidiary, Foodbase Group Inc. agreed to acquire 100% of the equity interest in Windfall SLV Development LLC and SLV Windfall Management LLC, from XHome Group Inc, a company controlled by Mr. Haohan Xu, for a nominal price. Windfall SLV Development LLC and SLV Windfall Management LLC have not begun operations as yet.

On November 4, 2023 the Company and Fresh2 Technology entered into a definitive Share Purchase Agreement to purchase 38.61% of the common stock of Roxe.

Financing activities

On September 25, 2023, the Company entered into an agreement with an institutional investor to purchase up to US$2,000 of convertible notes, the convertible notes will be sold in two tranches (i) US$400 (original principal amount) of convertible notes, Series C warrants to purchase 258,065 ADSs (or 5,161,300 Class A ordinary shares) at exercise price equal to 125% of the lower of (a) $1.86 and (b) the lowest daily volume-weighted average price (“VWAP”) for the 10 trading days prior to the exercise date  and Series D warrants to purchase up to 283,688 ADSs (or 5,673,760 Class A ordinary shares) at exercise price equal to the lower of (x) $1.41 and (y) 75.83% of the lowest daily VWAP for the ten (10) trading days immediately prior to the exercise date, subject to adjustment, and (ii) US$1,600 (original principal amount) of convertible notes, 20,645,160 Series C warrants and 22,695,040 Series D warrants. The Company received the first payment RMB1,697(US$234) from this offering, excluding related financing costs.